Common Stock and Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Text Block [Abstract]
Common Stock and Preferred Stock

8. Common Stock and Preferred Stock

On April 14, 2014, the Company effected an increase in the number of authorized shares of its common stock from 45,000,000 shares to 47,500,000 shares and an increase in the number of authorized shares of its preferred stock from 33,979,025 shares to 34,229,025 shares.

On July 10, 2014, the Company effected a 1-for-2.64 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of Redeemable Convertible Preferred Stock. Accordingly, all share and per share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this reverse stock split and adjustment of the preferred stock conversion ratios.

On July 30, 2014 the Company completed its IPO, which resulted in the sale of 5,000,000 shares of its common stock at a public offering price of $13.00 per share. Upon closing of the IPO, all outstanding shares of the Company’s redeemable convertible preferred stock were automatically converted into 12,440,205 shares of common stock. Additionally upon closing the IPO, the Company adopted an amended and restated certificate of incorporation increasing the number of its authorized shares of its common stock to 100,000,000 shares. This amended and restated certificate of incorporation also authorizes the Company to issue 5,000,000 shares of preferred stock, $0.0001 par value, all of which is undesignated.

On August 19, 2014, the Company completed the sale of an additional 750,000 shares of common stock at the initial public offering price of $13.00 per share to the underwriters of the Company’s IPO pursuant to the exercise of their over-allotment option. The Company received additional net proceeds of approximately $9,068 after deducting underwriting discounts.

10. Common Stock and Preferred Stock

On July 30, 2014 the Company completed its IPO, which resulted in the sale of 5,000,000 shares of its common stock at a public offering price of $13.00 per share. Upon closing of the IPO, all outstanding shares of the Company’s redeemable convertible preferred stock were automatically converted into 12,440,205 shares of common stock. Additionally upon closing the IPO, the Company adopted an amended and restated certificate of incorporation increasing the number of its authorized shares of its common stock to 100,000,000 shares. In conjunction with the IPO and the amended and restated certificate of incorporation, the Company is authorized to issue 5,000,000 shares of preferred stock, $0.0001 par value, all of which is undesignated.

On August 19, 2014, the Company completed the sale of an additional 750,000 shares of common stock at the initial public offering price of $13.00 per share to the underwriters of the Company’s IPO pursuant to the exercise of their over-allotment option. The Company received additional net proceeds of approximately $9,068 after deducting underwriting discounts and offering costs.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders.

As of December 31, 2014 the Company had reserved 3,196,228 shares of common stock for the exercise of outstanding stock options and the number of shares remaining available for grant under the Company’s 2014 Stock Option Plan and the number of shares available for issuance under the 2014 Employee Stock Purchase Plan (see Note 11), and the outstanding warrants to purchase common stock (see Note 8).